Business Combinations	12 Months Ended
Jun. 30, 2022
Disclosure of detailed information about business combination [abstract]
Business Combinations	Business Combinations
Fiscal year 2022
We acquired a company primarily to expand our products and services offerings during the fiscal year ended June 30, 2022. The acquisition is not significant to our consolidated financial statements.
Fiscal year 2021
Mindville
On July 24, 2020, we acquired 100% of the outstanding equity of Mindville, an asset and configuration management company based in Sweden. Total purchase price consideration for Mindville was approximately $36.4 million in cash. In addition, the Company granted $12.0 million worth of restricted shares of the Company to key employees of Mindville, which are subject to future vesting provisions based on service conditions and accounted for as share based compensation. For details of restricted shares, please refer to Note 22, “Share-based Payments.”
With the acquisition of Mindville, Atlassian brings critical configuration management database capabilities to Jira Service Management to better meet the needs of its IT customers. We have included the financial results of Mindville in our consolidated financial statements from the date of acquisition, which have not been material. Pro forma results of operations have not been presented for the twelve months ended June 30, 2021 because the effect of the acquisition was not material to the financial statements.
The following table summarizes the estimated fair values of assets acquired and liabilities assumed as of the date of acquisition:

Fair Value
(U.S. $ in thousands)
Cash and cash equivalents	$1,235
Tax receivables, current	166
Prepaid expenses and other current assets	668
Property and equipment, net	52
Right-of-use assets, net	403
Intangible assets	9,600
Goodwill	30,039
Trade and other payables	(492)
Tax liabilities	(23)
Provisions, current	(135)
Deferred revenue	(1,300)
Lease obligations, current	(268)
Deferred tax liabilities	(2,694)
Lease obligations, non-current	(136)
Other non-current liabilities	(669)
Net assets acquired	$36,446
The excess of purchase consideration over the fair value of net tangible and identifiable intangible assets acquired was recorded as goodwill. The goodwill balance is primarily attributed to the assembled workforce and expanded market opportunities. The goodwill balance is deductible in the U.S. and not deductible in Sweden for income tax purposes. The fair values assigned to tangible assets acquired, liabilities assumed and identifiable intangible assets were based on management’s estimates and assumptions. The deferred tax liabilities were primarily a result of the difference in the book basis and tax basis related to the identifiable intangible assets. Transaction costs of $1.1 million were expensed as incurred, which was included in general and administrative expenses.
The following table sets forth the components of identifiable intangible assets acquired and their estimated useful lives as of the date of acquisition:

	Fair Value	Useful Life
	(U.S. $ in thousands)	(years)
Developed technology	$8,200	5
Customer relationships	1,400	5
Total intangible assets subject to amortization	$9,600
The amount recorded for developed technology represents the estimated fair value of Mindville’s asset and configuration management solution. The amount recorded for customer relationships represents the fair value of the underlying relationships with Mindville’s customers. The purchase price allocation was finalized in fiscal year 2022 without further adjustment.
Chartio
On February 26, 2021, we acquired 100% of the outstanding equity of Chart.io, Inc. (“Chartio”), a data analytics and visualization tool that allows users to create dashboards and charts using their various data sources. Total purchase price consideration for Chartio was approximately $45.6 million, consisting of $45.0 million in cash and $0.6 million in equity. In addition, the Company granted $4.5 million worth of restricted shares of the Company to key employees of Chartio, which are subject to future vesting provisions based on service conditions and accounted for as share based compensation.
The acquisition of Chartio brings an analytics and data visualization solution to Atlassian’s products, including Jira Software, Jira Align and Jira Service Management. We have included the financial results of Chartio in our consolidated financial statements from the date of acquisition. Pro forma results of operations have not been presented for the twelve months ended June 30, 2021 because the effect of the acquisition was not material to the financial statements.
The following table summarizes the estimated fair values of assets acquired and liabilities assumed as of the date of acquisition:

Fair Value
(U.S. $ in thousands)
Cash and cash equivalents	$1,035
Accounts receivable	266
Prepaid and other assets	40
Deferred tax assets	3,133
Developed technology	12,400
Goodwill	33,437
Deferred revenue	(682)
Trade and other payables	(674)
Deferred tax liabilities	(3,387)
Net assets acquired	$45,568
The excess of purchase consideration over the fair value of net tangible and identifiable intangible assets acquired was recorded as goodwill. The goodwill balance is primarily attributed to the assembled workforce and expanded market opportunities. The goodwill balance is not deductible in the U.S. for income tax purposes. The fair values assigned to tangible assets acquired, liabilities assumed and identifiable intangible assets were based on management’s estimates and assumptions. The fair value of acquired receivables approximates the gross contractual amounts receivable. The deferred tax liabilities were primarily a result of the difference in the book basis and tax basis related to the identifiable intangible assets. The amount recorded for developed technology of $12.4 million represents the estimated fair value of Chartio’s data visualization technology and is amortized over six years. The purchase price allocation was finalized in fiscal year 2022 without further adjustment.
Other fiscal year 2021 business combinations
On October 27, 2020, we acquired 100% of the outstanding equity of a privately held company in Poland that primarily provided outsourced software development and support services to Atlassian for a cash consideration of approximately $10.6 million. The purchase price was allocated to net liabilities of $0.7 million and goodwill of $11.3 million. The goodwill balance is primarily attributed to the assembled workforce and is deductible in the U.S. and not deductible in Poland for income tax purposes.
On April 12, 2021, we acquired 100% of the outstanding equity of a privately held company in Australia which sells a no-code/low-code form builder for Jira for a cash consideration of approximately $9.2 million. The purchase price was allocated to net assets of $0.3 million, developed technology of $2.4 million, customer relationship of $0.5 million and goodwill of $6.0 million. The goodwill balance is primarily attributed to the assembled workforce and expanded market opportunities. The goodwill balance is deductible in the U.S. and not deductible in Australia for income tax purposes.
Fiscal Year 2020
Code Barrel
On October 15, 2019, we acquired 100% of the outstanding equity of Code Barrel, a workflow automation tool for Jira. Total purchase price consideration for Code Barrel was approximately $39.1 million in cash. In addition, the Company granted $27.0 million worth of restricted shares of the Company to key employees of Code Barrel, which are subject to future vesting provisions based on service conditions and accounted for as share-based compensation.
Code Barrel is the creator of ‘Automation for Jira,’ a tool for easily automating several aspects of Jira. The acquisition of Code Barrel enhances Jira by helping customers automate more of the time-consuming and error-prone tasks in Jira. We have included the financial results of Code Barrel in our consolidated financial statements from the date of acquisition, which have not been material. Pro forma results of operations have not been presented for the twelve months ended June 30, 2022 because the effect of the acquisition was not material to the financial statements.
The following table summarizes the estimated fair values of assets acquired and liabilities assumed as of the date of acquisition:

Fair Value
(U.S. $ in thousands)
Cash and cash equivalents	$1,970
Intangible assets	15,900
Goodwill	23,124
Trade and other payables	(617)
Deferred revenue	(600)
Deferred tax liabilities	(639)
Net assets acquired	$39,138
The excess of purchase consideration over the fair value of net tangible and identifiable intangible assets acquired was recorded as goodwill. The goodwill balance is primarily attributed to the assembled workforce and expanded market opportunities. The goodwill balance is deductible in Australia and not deductible in the U.S. for income tax purposes. The fair values assigned to tangible assets acquired, liabilities assumed and identifiable intangible assets were based on management’s estimates and assumptions. The deferred tax liabilities were primarily a result of the difference in the book basis and tax basis related to the identifiable intangible assets.
The following table sets forth the components of identifiable intangible assets acquired and their estimated useful lives as of the date of acquisition:

	Fair Value	Useful Life
	(U.S. $ in thousands)	(years)
Developed technology	$13,700	4
Customer relationships	1,800	3
Trade name	400	1
Total intangible assets subject to amortization	$15,900
The amount recorded for developed technology represents the estimated fair value of Code Barrel’s workflow automation technology. The amount recorded for customer relationships represents the fair value of the underlying relationships with Code Barrel’s customers. The amount recorded for trade name represents the fair value of Code Barrel’s brand recognition as of acquisition date. The purchase price allocation was finalized in fiscal year 2021 without further adjustment.
Halp
On May 11, 2020, we acquired 100% of the outstanding equity of Halp, a message-based conversational help desk ticketing solution. Total purchase price consideration for Halp was approximately $17.6 million, which consisted of approximately $17.0 million in cash and $0.6 million in fair value of replacement shares attributable to service provided prior to acquisition. The Company issued 9,929 replacement shares and the fair value of the replacement shares was based on grant date stock price of the Company. In addition, the Company granted $4.1 million worth of restricted shares of the Company to key employees of Halp, which are subject to future vesting provisions based on service conditions and accounted for as share based compensation.
We acquired Halp to provide customers a standalone solution that allows them to turn their internal messaging tool into a help desk. For customers using Jira Service Management or similar service management tools, Halp integrates their messaging tool seamlessly with their established workflows. We have included the financial results of Halp in our consolidated financial statements from the date of acquisition, which have not been material to date. Pro forma results of operations have not been presented for the twelve months ended June 30, 2020 because the effect of the acquisition was not material to the financial statements.
The following table summarizes the preliminary estimated fair values of assets acquired and liabilities assumed as of the date of acquisition:

Fair Value
(U.S. $ in thousands)
Cash and cash equivalents	$664
Trade receivables	36
Prepaid expenses and other current assets	22
Deferred tax assets	475
Intangible assets	5,350
Goodwill	12,322
Deferred revenue	(50)
Deferred tax liabilities	(1,237)
Net assets acquired	$17,582
The excess of purchase consideration over the fair value of net tangible and identifiable intangible assets acquired was recorded as goodwill. The goodwill balance is primarily attributed to the assembled workforce and expanded market opportunities. The goodwill balance is not deductible for income tax purposes. The fair values assigned to tangible assets acquired, liabilities assumed and identifiable intangible assets were based on management’s estimates and assumptions. The fair value of acquired receivables approximates the gross contractual amounts receivable.
The following table sets forth the components of identifiable intangible assets acquired and their estimated useful lives as of the date of acquisition:

	Fair Value	Useful Life
	(U.S. $ in thousands)	(years)
Developed technology	$4,400	6
Customer relationships	850	6
Trade name	100	1
Total intangible assets subject to amortization	$5,350
The amount recorded for developed technology represents the estimated fair value of Halp’s message-based help desk ticketing technology. The amount recorded for customer relationships represents the fair value of the underlying relationships with Halp’s customers. The amount recorded for trade name represents the fair value of Halp’s brand recognition as of the acquisition date. The purchase price allocation was finalized in fiscal year 2021 without further adjustment.